Components Effecting Change in Fair Value (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements Components Effecting Change In Fair Value 1		$ 0
Fair Value Measurements Components Effecting Change In Fair Value 2		0
Fair Value Measurements Components Effecting Change In Fair Value 3		0
Fair Value Measurements Components Effecting Change In Fair Value 4		1,525,682
Fair Value Measurements Components Effecting Change In Fair Value 5		(647,302)
Fair Value Measurements Components Effecting Change In Fair Value 6		878,380
Fair Value Measurements Components Effecting Change In Fair Value 7		3,362,105
Fair Value Measurements Components Effecting Change In Fair Value 8		(3,016)
Fair Value Measurements Components Effecting Change In Fair Value 9		3,359,089
Fair Value Measurements Components Effecting Change In Fair Value 10		(1,308,390)
Fair Value Measurements Components Effecting Change In Fair Value 11		(1,313,443)
Fair Value Measurements Components Effecting Change In Fair Value 12		737,256
Fair Value Measurements Components Effecting Change In Fair Value 1	878,380
Fair Value Measurements Components Effecting Change In Fair Value 2	0
Fair Value Measurements Components Effecting Change In Fair Value 3	25,405
Fair Value Measurements Components Effecting Change In Fair Value 4	903,785
Fair Value Measurements Components Effecting Change In Fair Value 5	737,256
Fair Value Measurements Components Effecting Change In Fair Value 6	0
Fair Value Measurements Components Effecting Change In Fair Value 7	41,648
Fair Value Measurements Components Effecting Change In Fair Value 8	$ 778,904